INCOME TAXES (Tables)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Schedule of net deferred tax assets

	Year Ended June 30
(In thousands)	2022	2021
Deferred Tax Assets:
Other Deferred (ICDISC)	$583	$245
Net Operating Losses	30	30
Bad Debt	39	83
Total Deferred Tax Assets	652	358
Deferred Tax Liabilities:
Inventory	(324)	(875)
Accruals Not Currently Deductible	(792)	(98)
Prepaids	(1,004)	(1,224)
Property and Equipment	(1,399)	(1,924)
Goodwill/Intangibles	(2,404)	(2,685)
Total Deferred Tax Liabilities	(5,923)	(6,806)
Net Deferred Tax Liability	$(5,271)	$(6,448)

Income tax provision

	Year Ended June 30
(In thousands)	2022	2021	2020
Income Tax Expense (Benefit):
Current:
Federal	$7,937	$7,201	$(1,759)
State	2,663	2,304	849
Total Current	$10,599	$9,505	$(910)
Deferred:
Federal	(951)	1,070	1,137
State	(226)	216	149
Total Deferred	(1,177)	1,286	1,286
Income Tax Expense	$9,423	$10,791	$376

Schedule of reconciliation of the federal statutory tax rate to our effective tax rate

	Year Ended June 30
(In thousands)	2022		2021		2020
Federal Income Tax Provision at Statutory Rate	$7,484	21%	$9,444	21%	$1,205	21%
State Taxes, Net of Federal Benefits	2,437	6%	2,520	6%	997	17%
Meals Entertainments	—	0%	6	0%	18	0%
Foreign Derived Intangible Income	(618)	-2%	(802)	-2%	(598)	-10%
NOL Carryback Refund Before AMT	—	0%	—	0%	(1,216)	-21%
Debt Forgiveness and Interest Income	—	0%	—	0%	—	0%
Other	120	-1%	(377)	-1%	(30)	-1%
Income Tax Expense	$9,423	24%	$10,791	24%	$376	6%

ADARA ACQUISITION CORP
Schedule of net deferred tax assets

	Years Ended December
	2022	2021
Deferred tax assets
Net operating loss carryforward	$—	$39,841
Start-up/organization expenses	686,083	181,309
Total deferred tax assets	686,083	221,150
Valuation allowance	(686,083)	(221,150)
Deferred tax assets, net of allowance	$—	$—

Income tax provision

	Years Ended December
	2022	2021
Federal
Current	$264,485	$—
Deferred	(464,933)	(221,150)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	464,933	221,150
Income tax provision	$264,485	$—

Schedule of reconciliation of the federal statutory tax rate to our effective tax rate

	Years Ended December
	2022	2021

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Deferred tax liability change in rate	0.0%	0.0%
Change in fair value of warrant liabilities	(27.3)%	(27.8)%
Change in valuation allowance	14.5%	6.8%
Income tax provision	8.2%	—%